SILVER STREAM DERIVATIVE LIABILITY (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SILVER STREAM DERIVATIVE LIABILITY
Fair value, beginning	$ (27,171)	$ (26,114)
Change in fair value	(7,124)	(1,057)
Fair value, ending	$ (34,295)	$ (27,171)